UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-10245
                                                    ----------------------

                            GAM Avalon Lancelot, LLC
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
                                                           -------------

                     Date of fiscal year end: March 31, 2005
                                             ---------------

                  Date of reporting period: September 30, 2004
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                             GAM

                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                             GAM

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management's Discussion and Analysis                                           1
Schedule of Investments                                                        3
Statement of Financial Condition                                               4
Statement of Operations                                                        5
Statements of Changes in Members' Capital                                      6
Statement of Cash Flows                                                        7
Notes to Financial Statements                                               8-11
General Information                                                           12

                                                                             GAM

GAM Avalon Lancelot, LLC
Management's Discussion & Analysis

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998, MR. SMITH WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK
CONSULTANTS. MR. SMITH JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. MR. SMITH RECEIVED A BA
(HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses Portfolio Managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of Portfolio Managers using different investment styles whose performance is not expected to be correlated with each other.

REPORT TO MEMBERS
The Facts

                                             GAM Avalon
                                            Lancelot LLC    MSCI World Index
                                           ----------------------------------
NAV per unit at September 30, 2004           USD$108.63       USD$1,047.86

Total returns:
January 1 to September 30, 2004                -0.56%             2.85%
April 1 to September 30, 2004                  -3.27%             0.13%

Average annual total returns:
1 year ended September 30, 2004                 4.49%            17.63%
2 years ended September 30, 2004                6.00%            21.75%
3 years ended September 30, 2004                3.76%             6.35%
Since inception*                                2.45%            -0.79%


                          AVERAGE ANNUAL TOTAL RETURNS

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                               1 YEAR    2 YEARS    3 YEARS    SINCE INCEPTION*
                               ------    -------    -------    ----------------
GAM Avalon Lancelot LLC         4.49%     6.00%      3.76%           2.45%
MSCI World Index               17.63%    21.75%      6.35%          -0.79%

* Inception date -- May 1, 2001

                                                                             GAM

                               ANNUAL PERFORMANCE
                      FOR THE DISCAL YEARS ENDED MARCH 31

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                                2004*      2004       2003         2002**
                                -----      ----       ----         ------
GAM Avalon Lancelot LLC        -3.27%     14.92%     -2.63%         0.36%
MSCI World Index                0.13%     44.55%    -23.85%       -11.69%

*  Six months ended September 30, 2004
** May 1, 2001 thru September 30, 2004


FUND REVIEW
Over the six month period ended September 30, 2004, the Fund generated absolute net returns of -3.27%.

At the start of the period, the Fund held 16 underlying managers. During the six months period, the Fund invested in two new arbitrage managers bringing the total number of invested managers to 18 by the end of the period.

The Fund is allocated across four distinct strategies. As of September 30, 2004, the Fund was allocated 33.4% to equity hedge, 18.9% to trading, 17.3% to arbitrage and 4.4% to credit hedge.

The quarter ended June 30, 2004, all the strategy allocations contributed negatively to the Fund's performance except for the arbitrage allocation which contributed +0.12%. For the quarter ended September 30, 2004, the credit hedge allocation was the only positively contributing strategy to the Fund's performance.

                                                                             GAM

GAM Avalon Lancelot, LLC
Schedule of Investments
September 30, 2004
(Unaudited)
--------------------------------------------------------------------------------

                                                                               % OF
                                                                                NET
Fund Name                                       COST           FAIR VALUE     ASSETS      LIQUIDITY            OBJECTIVE
-----------------------                   ---------------   ---------------  ----------   -----------  ---------------------------

Capital Hedge Fund, Ltd. (1)                $ 20,575,000      $ 22,450,068      12.39%     Monthly        Discretionary Macro
Rockbay Capital Institutional
  Fund LLC                                    10,000,000        11,477,459       6.33%    Quarterly           Event Driven
Alson Signature Fund LP                       10,100,000        10,672,737       5.89%    Quarterly         US Equity Hedge
Waterstone Market Neutral
  Fund LP                                     10,000,000         9,999,030       5.52%    Quarterly           US Arbitrage
Blue Mountain Credit Alternatives
  Fund LP                                     10,000,000         9,892,000       5.46%     Monthly            US Arbitrage
New Star Hedge Fund, Ltd.                      9,900,000         9,626,453       5.31%      Weekly       Europe/UK Equity Hedge
Optimal Japan Fund US $                        6,400,000         8,114,163       4.48%
Global Undervalued Securities
  Fund LP                                      5,330,000         8,037,895       4.44%
Green T. G2 Fund, Ltd.                         7,868,330         7,948,137       4.39%
Theorema Europe Fund, Ltd.                     6,730,000         7,548,113       4.17%
Boyer Allan Pacific Fund                       4,025,000         6,213,779       3.43%
Standard Pacific Capital Offshore
  Fund, Ltd                                    5,380,000         5,630,211       3.11%
Davco Fund LP                                  3,650,000         4,158,914       2.29%
Roy G. Niederhoffer (Ireland)
  Fund No. 2                                   3,700,000         3,275,840       1.81%
Amici Qualified Associates LP                  2,600,000         3,173,422       1.74%
Rubicon Global Partners LP                     1,310,000         2,214,261       1.22%
Eckhardt Futures LP                            1,910,000         2,213,913       1.22%
Caxton Equity Growth LLC                       1,165,000         1,563,752       0.86%
                                          ---------------   ---------------  ----------   -----------  ---------------------------

TOTAL                                      $ 120,643,330     $ 134,210,147      74.06%
                                          ===============   ===============  ==========

(1) The Fund's proportional share of investments owned by investment funds which constituted 5% or more of the net assets included the following:

                                                   Value
        Dec05 EuroDollars                       $11,647,094

No other individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The aggregate cost of investments for tax purposes was $124,648,919. Net unrealized appreciation on investments for tax purposes was $9,561,228 consisting of $10,819,484 of gross unrealized appreciation and $1,258,256 of gross unrealized depreciation.


The accompanying notes are an integral part of these financial statements.

                                                                             GAM

GAM Avalon Lancelot, LLC
Statement of Financial Condition
September 30, 2004
(Unaudited)
-----------------------------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $120,643,330)                     $ 134,210,147
Cash and cash equivalents                                                                 54,285,615
Other assets                                                                                   3,525
                                                                                      ---------------

     TOTAL ASSETS                                                                        188,499,287
                                                                                      ---------------

LIABILITIES
Subscriptions received in advance                                                          6,830,300
Management fee                                                                               295,925
Other accrued expenses                                                                       155,370
                                                                                      ---------------

     TOTAL LIABILITIES                                                                     7,281,595
                                                                                      ---------------

          NET ASSETS                                                                   $ 181,217,692
                                                                                      ===============

MEMBERS' CAPITAL
Represented by:
Net capital                                                                            $ 167,650,875
Net unrealized appreciation on investments in investment funds                            13,566,817
                                                                                      ---------------

     MEMBERS' CAPITAL                                                                  $ 181,217,692
                                                                                      ===============


     Net asset value per outstanding unit of limited liability company
       interest ($181,217,692 / 1,668,284 units outstanding)                           $      108.63
                                                                                      ===============


The accompanying notes are an integral part of these financial statements.

                                                                             GAM

GAM Avalon Lancelot, LLC
Statement of Operations
Six months ended September 30, 2004
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                         $     99,895
                                                                  --------------

EXPENSES
  Management fee (Note 3)                                             1,611,405
  Administrative and accounting fees                                     70,593
  Investor services fees                                                 61,558
  Professional fees                                                      50,274
  Custody fees and expenses                                              10,300
  Directors' fees                                                         6,000
  Other                                                                  14,271
                                                                  --------------

    Total expenses                                                    1,824,401
                                                                  --------------

    NET INVESTMENT LOSS                                              (1,724,506)
                                                                  --------------

UNREALIZED LOSS FROM INVESTMENTS IN INVESTMENT FUNDS                 (3,153,553)
                                                                  --------------

    NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS       $ (4,878,059)
                                                                  ==============


The accompanying notes are an integral part of these financial statements.

                                                                             GAM

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital
----------------------------------------------------------------------------------------------------------------------

                                                                                     September              March
                                                                                      2004 (a)             2004 (b)
                                                                                 ---------------       ---------------
    INCREASE (DECREASE) IN MEMBERS' CAPITAL
    FROM OPERATIONS
      Net investment loss                                                         $  (1,724,506)        $  (2,191,004)
      Net realized gain from investments in investment funds                                 --               477,491
      Net change in unrealized appreciation (depreciation) on
        investments in investment funds                                              (3,153,553)           14,881,858
                                                                                 ---------------       ---------------
          NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                  (4,878,059)           13,168,345
                                                                                 ---------------       ---------------

    MEMBERS' CAPITAL TRANSACTIONS
      Proceeds from sale of 519,399 and 733,451 units of limited
        liability company interest to Members, respectively                          56,979,235            76,311,492
      Cost of 37,803 and 55,538 units repurchased from Members,
        respectively                                                                 (4,150,495)           (5,931,389)
                                                                                 ---------------       ---------------
          NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                52,828,740            70,380,103
                                                                                 ---------------       ---------------

          TOTAL INCREASE                                                             47,950,681            83,548,448
                                                                                 ---------------       ---------------

          MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                   133,267,011            49,718,563
                                                                                 ---------------       ---------------

          MEMBERS' CAPITAL AT END OF PERIOD                                       $ 181,217,692         $ 133,267,011
                                                                                 ===============       ===============

(a) Six Months Ended September 30, 2004 (Unaudited)
(b) Fiscal Year Ended March 31, 2004

The accompanying notes are an integral part of these financial statements.

                                                                             GAM

GAM Avalon Lancelot, LLC
Statement of Cash Flows
Six months ended September 30, 2004
(Unaudited)
---------------------------------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
  Net decrease in Members' capital derived from operations                                 $ (4,878,059)
  Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
    Purchases of investment funds                                                           (20,000,000)
    Net unrealized appreciation on investments in investment funds                            3,153,553
    Decrease in other assets                                                                      7,049
    Decrease in restricted cash                                                                 483,970
    Increase in management fee payable                                                           79,012
    Increase in expenses payable                                                                 33,397
                                                                                          --------------

      NET CASH USED IN OPERATING ACTIVITIES                                                 (21,121,078)
                                                                                          --------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                    57,142,685
    Capital redemptions                                                                      (4,634,465)
                                                                                          --------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                              52,508,220
                                                                                          --------------

      NET INCREASE IN CASH                                                                   31,387,142

        Cash at beginning of period                                                          22,898,473
                                                                                          --------------

        Cash at end of period                                                              $ 54,285,615
                                                                                          ==============

The accompanying notes are an integral part of these financial statements.

                                                                             GAM

GAM Avalon Lancelot, LLC
Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of Portfolio Managers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $134,210,147 (74.06% of Members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on September 30, 2004. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

                                                                             GAM

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

         B. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C. FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D. INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

                                                                             GAM

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. The units redeemed during the six months ended September 30, 2004 and the fiscal year ended March 31, 2004 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only
         (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the six months ended September 30, 2004 aggregated $20,000,000 and $0, respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                                             GAM

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

     8.  FINANCIAL HIGHLIGHTS

                                                      September        March         March         March
                                                       2004 (b)       2004 (c)      2003 (c)      2002 (d)
                                                      ---------      ---------      --------      --------
     Per unit operating performance (a)
     (For a unit of Members' capital
     outstanding throughout the period):
     Net asset value, beginning of period              $ 112.30      $   97.72      $ 100.36      $ 100.00
                                                       --------      ---------      --------      --------
     INCOME (LOSS) FROM OPERATIONS:
     Net investment loss                                 (1.21)         (2.53)        (2.63)        (5.01)
     Net realized and unrealized gain (loss)
       on investment transactions                        (2.46)          17.11        (0.01)(e)       5.37
                                                       --------      ---------      --------      --------

     Total from operations                               (3.67)          14.58        (2.64)          0.36
                                                       --------      ---------      --------      --------

     Net asset value, end of period                    $ 108.63      $  112.30       $ 97.72      $ 100.36
                                                       ========      =========      ========      ========

     TOTAL RETURN (f)                                   (3.27%)         14.92%       (2.63%)         0.36%


     SUPPLEMENTAL DATA:
     Net assets, end of period (000)                  $ 181,218      $ 133,267      $ 49,719      $ 16,235
     RATIO TO AVERAGE NET ASSETS:
       Expenses, before waivers (g)                       2.33% (h)      2.40%         2.85%         6.51% (h)
       Expenses, net of waivers (g)                       2.33% (h)      2.40%         2.74%         5.92% (h)
       Net investment loss                               (2.20%)(h)    (2.38%)       (2.69%)       (5.86%) (h)
     Portfolio turnover rate                              0.00%         14.97%        25.63%         0.00%

     ---------------
 (a) Based on average weighted units outstanding
 (b) Six months ended September 30, 2004 (Unaudited)
 (c) Fiscal years ended March 31st
 (d) Period from May 1, 2001 (commencement of operations) to March 31, 2002
 (e) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund
 (f) Not Annualized for periods less than one year
 (g) Expense ratios of investment funds are not included in the expense ratio
 (h) Annualized for periods less than one year

                                                                             GAM

GAM Avalon Lancelot, LLC
General Information
(Unaudited)
--------------------------------------------------------------------------------

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Effective for the quarter ending December 31, 2004, the Fund will file a schedule of portfolio holdings with the Securities and Exchange Commission
("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-426-4685.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1 above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to  Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    GAM Avalon Lancelot, LLC
            ----------------------------------------------------------------

By (Signature and Title)*  /s/Burkhard Poschadel
                         ---------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date          December 2, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Burkhard Poschadel
                         ---------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date          December 2, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Kevin Blanchfield
                         ---------------------------------------------------
                           Kevin Blanchfield, Vice President & Treasurer (principal financial officer)

Date          December 1, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.